Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 104,244	R$ 93,974
Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	1,110	2,798
Market value of fund	1,204	2,902
Reference Equity [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 36,627	R$ 35,205